Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Outstanding Excluded from Computation of Diluted Weighted Average Shares Outstanding (Detail) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	1,254,965	35,782,706
Convertible Preferred Stock
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding		30,629,606
Common Stock Issued Upon Vesting Of Share Based Award [Member]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	1,254,965	2,038,955
Warrants to Purchase Common Stock
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding		3,114,145